Recently Issued Accounting Standards (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2024:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement
Removes diversity in practice and requires certain joint ventures, upon formation to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact currently expected as a result of the adoption of this ASU.
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid. The guidance is effective for us on January 1, 2025. Early adoption is permitted.
		January 1, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.